Net finance costs - Finance costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	R 9,005	R 6,871	R 6,810
Amortisation of loan costs	212	132	160
Notional interest	1,116	633	668
Total finance costs	10,333	7,636	7,638
Amounts capitalised to assets under construction, a class of Property, plant and equipment	(1,074)	(740)	(880)
Finance costs per income statement	9,259	6,896	6,758
Total finance costs before amortisation of loan costs and notional interest	9,005	6,871	6,810
Add: modification gain		74
Add: amortisation of modification gain	194
Less: unwinding of loan costs	(144)
Less: interest accrued on long-term debt, lease liabilities and short-term debt	(1,966)	(1,463)	(637)
Less: interest raised on tax payable	(6)	(4)
Finance costs per the statement of cash flows	7,083	5,478	6,173
Debt and interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	7,408	5,419	5,238
Total finance costs before amortisation of loan costs and notional interest	7,408	5,419	5,238
Secured and unsecured debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	7,408	5,066	4,855
Total finance costs before amortisation of loan costs and notional interest	7,408	5,066	4,855
Interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		353	383
Total finance costs before amortisation of loan costs and notional interest		353	383
Lease liabilities
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	1,451	1,357	1,488
Total finance costs before amortisation of loan costs and notional interest	1,451	1,357	1,488
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	146	95	84
Total finance costs before amortisation of loan costs and notional interest	R 146	R 95	R 84